Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2020
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners	Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$883	$2,822,286	$2,823,169
Policy loans	—	(756,606)	(756,606)
Policy loan repayments and interest	—	1,100,196	1,100,196
Surrenders, withdrawals and death benefits	(83,951)	(2,857,786)	(2,941,737)
Net transfers from/(to) other subaccounts or fixed rate option	(46,352)	(1,331,363)	(1,377,715)
Miscellaneous transactions	45	30,828	30,873
Administrative and other charges	(251)	(1,365,751)	(1,366,002)
	$(129,626)	$(2,358,196)	$(2,487,822)

December 31, 2019	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$789	$2,364,876	$2,365,665
Policy loans	—	(1,663,411)	(1,663,411)
Policy loan repayments and interest	—	1,276,514	1,276,514
Surrenders, withdrawals and death benefits	(152,845)	(3,179,843)	(3,332,688)
Net transfers from/(to) other subaccounts or fixed rate option	(25,510)	(575,622)	(601,132)
Miscellaneous transactions	4	(2,762)	(2,758)
Administrative and other charges	(425)	(1,481,414)	(1,481,839)
	$(177,987)	$(3,261,662)	$(3,439,649)

December 31, 2018	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$813	$2,608,116	$2,608,929
Policy loans	—	(878,737)	(878,737)
Policy loan repayments and interest	—	1,440,781	1,440,781
Surrenders, withdrawals and death benefits	(165,359)	(3,435,377)	(3,600,736)
Net transfers from/(to) other subaccounts or fixed rate option	62,417	(629,948)	(567,531)
Miscellaneous transactions	23	11,351	11,374
Administrative and other charges	(345)	(1,445,140)	(1,445,485)
	$(102,451)	$(2,328,954)	$(2,431,405)